iShares
®
Copper and Metals Mining ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Metals & Mining  —  99 .8%
Al Masane Al Kobra Mining Co. ............... 56,576 $ 1,072,131
Amman Mineral Internasional PT
(a)
............. 18,606,600 3,263,769
Anglo American PLC ...................... 705,456 34,604,337
Antofagasta PLC ......................... 391,468 19,868,227
ATALAYA MINING COPPER SA ............... 167,668 1,820,420
Avino Silver & Gold Mines Ltd.
(a)
............... 216,259 1,370,822
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 569,400 429,290
Barrick Mining Corp. ....................... 407,599 14,987,688
BHP Group Ltd. .......................... 841,997 35,088,487
Capstone Copper Corp.
(a)
................... 881,876 8,102,129
Central Asia Metals PLC .................... 228,034 401,133
China Nonferrous Mining Corp. Ltd. ............ 1,752,000 2,545,162
CMOC Group Ltd. , Class A .................. 256,800 669,813
Develop Global Ltd.
(a)
...................... 359,835 1,613,585
ERO Copper Corp.
(a)
...................... 133,777 3,572,103
Evolution Mining Ltd. ...................... 2,605,670 21,545,631
FireFly Metals Ltd.
(a)
....................... 986,270 1,212,812
First Quantum Minerals Ltd.
(a)
................ 667,865 18,242,969
Freeport-McMoRan, Inc. .................... 539,073 33,902,301
Glencore PLC
(a)
.......................... 1,926,366 13,134,775
Grupo Mexico SAB de CV , Series B ............ 3,011,271 34,136,061
Hudbay Minerals, Inc. ...................... 509,587 12,033,188
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 914,877 7,166,778
Jiangxi Copper Co. Ltd. , Class A .............. 159,800 1,030,553
Jinchuan Group International Resources Co. Ltd.
(a) (b) (c)
1,037,000 52,445
KGHM Polska Miedz SA .................... 179,605 15,872,689
Lundin Mining Corp. ....................... 764,775 18,636,082
MMG Ltd.
(a)
............................. 5,449,600 4,887,925
Newmont Corp. .......................... 151,046 14,107,696
NGEx Minerals Ltd.
(a) (b)
..................... 180,834 3,236,078
Nittetsu Mining Co. Ltd. ..................... 87,300 1,252,870
North Copper Co. Ltd. , Class A ................ 146,500 288,506
Northern Dynasty Minerals Ltd.
(a) (b)
............. 718,406 1,372,734
Pengxin International Mining Co. Ltd. , Class A ..... 170,200 147,154
Security Shares Value
a
Metals & Mining (continued)
Rio Tinto PLC , ADR ....................... 232,415 $ 22,063,156
Sandfire Resources Ltd.
(a)
................... 599,048 8,048,944
Solaris Resources, Inc.
(a)
.................... 128,575 1,081,544
South32 Ltd. ............................ 1,099,021 2,984,287
Southern Copper Corp. ..................... 110,431 19,243,706
Teck Resources Ltd. , Class B ................ 387,338 23,069,586
Trekor Metals Ltd.
(a)
....................... 469,068 3,234,610
Vale SA , Class B , ADR ..................... 959,673 14,433,482
Western Mining Co. Ltd. , Class A .............. 183,600 739,263
Yunnan Copper Co. Ltd. , Class A .............. 186,500 440,591
Zijin Mining Group Co. Ltd. , Class A ............ 302,800 1,136,254
428,143,766
a
Total Long-Term Investments — 99.8%
(Cost: $ 380,230,712 ) ................................ 428,143,766
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 7,566,199 7,568,469
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 174,795 174,795
a
Total Short-Term Securities — 1.8%
(Cost: $ 7,742,862 ) .................................. 7,743,264
Total Investments — 101.6%
(Cost: $ 387,973,574 ) ................................ 435,887,030
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (7,060,878)
Net Assets — 100.0% ................................. $ 428,826,152
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,941,129  $ 2,627,169
(a)
$ —  $ (980) $ 1,151  $ 7,568,469  7,566,199  $ 7,338
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 311,430  —  (136,635)
(a)
—  —  174,795  174,795  3,044  —
$ —  $ (980) $ 1,151
$ 7,743,264
$ 10,382  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Copper and Metals Mining ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 35 09/18/26 $ 533 $ 9,767
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 238,995,612  $ 189,095,709  $ 52,445  $ 428,143,766
Short-Term Securities
Money Market Funds ...................................... 7,743,264  —  —  7,743,264
$ 246,738,876  $ 189,095,709  $ 52,445  $ 435,887,030
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,767  $ —  $ —  $ 9,767
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt